Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Equity investments and others- Prior Fiscal Year (Details)
$ / shares in Units, ¥ in Millions, SGD in Millions, HKD in Millions, $ in Millions
	1 Months Ended																	12 Months Ended
	Apr. 30, 2016 USD ($) $ / shares	Apr. 30, 2016 CNY (¥)	Jul. 31, 2015 SGD	Jul. 31, 2015 CNY (¥)	Feb. 28, 2015 USD ($)	Feb. 28, 2015 CNY (¥)	Jul. 31, 2014 HKD	Jul. 31, 2014 SGD	Jul. 31, 2014 CNY (¥)	May. 31, 2014 USD ($) director	May. 31, 2014 CNY (¥) director	Apr. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Mar. 31, 2014 HKD	Mar. 31, 2014 CNY (¥)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Investment
Cash consideration																		¥ 3,055	¥ 16,291	¥ 767
Youku Tudou
Investment
Purchase price (in USD per share) | $ / shares	$ 27.60
Cash consideration	$ 4,400	¥ 28,400
Meizu | Convertible preferred shares
Investment
Equity interest (as a percent)					29.00%	29.00%
Purchase consideration, cost method					$ 590	¥ 3,619
Intime
Investment
Total cash consideration							HKD 5,368		¥ 4,264
Intime | Ordinary Shares
Investment
Percentage of equity interest acquired							9.90%	9.90%	9.90%
Intime | Convertible bonds
Investment
Percentage of equity interest upon conversion of convertible bond							26.00%	26.00%	26.00%
Convertible bond interest per annum							1.50%	1.50%	1.50%
SingPost | Share purchase agreement with SingPost
Investment
Total cash consideration expected			SGD 187	¥ 895
Ownership to be acquired (as a percent)			5.00%	5.00%
Ownership of investee upon completion of transaction (as a percent)			15.00%	15.00%
SingPost | Ordinary Shares
Investment
Percentage of equity interest acquired							10.00%	10.00%	10.00%
Purchase price								SGD 313	¥ 1,548
A wholly-owned subsidiary of SingPost | Joint venture agreement with SingPost
Investment
Ownership to be acquired (as a percent)			34.00%	34.00%
A wholly-owned subsidiary of SingPost | Joint venture agreement with SingPost | Maximum
Investment
Total cash consideration expected			SGD 92	¥ 440
Youku Tudou
Investment
Number of director appointed to investee | director										1	1
Allocated to net assets acquired											¥ 1,877
Maximum percentage available to be purchased by the management	15.00%	15.00%
Youku Tudou | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets											918
Youku Tudou | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets											4,158
Youku Tudou | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets											¥ 230
Youku Tudou | Yunfeng Capital
Investment
Minority interest (as a percent)	2.00%
Youku Tudou | Ordinary Shares
Investment
Equity interest (as a percent)											16.50%
Purchase consideration, equity method										$ 1,090	¥ 6,723
Weibo
Investment
Equity interest (as a percent)																18.00%	18.00%
Purchase consideration, cost method																$ 586	¥ 3,645
Equity interest (as a percent)													30.00%
Purchase consideration, equity method												$ 449	¥ 2,764
Allocated to net assets acquired													1,548
Weibo | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets													1,126
Weibo | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets													3,978
Weibo | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets													¥ 282
Haier | Ordinary Shares
Investment
Percentage of equity interest acquired														2.00%	2.00%
Purchase price														HKD 965	¥ 763
Logistics business of Haier
Investment
Equity interest (as a percent)															9.90%					9.90%
Purchase consideration, equity method														540	¥ 427
Allocated to net assets acquired															195					¥ 195
Logistics business of Haier | Amortizable intangible assets and goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets															252					252
Logistics business of Haier | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets															20					¥ 20
Haier convertible bond | Convertible bonds
Investment
Total cash consideration														HKD 1,316	¥ 1,044
Bond exchange, equity interests (as a percent)														24.00%	24.00%
Cainiao Network
Investment
Equity interest (as a percent)															48.00%			47.00%	48.00%	48.00%
Investment amount to date, equity method investment															¥ 2,400			¥ 6,992	¥ 2,400	¥ 2,400
Gain arising from deemed disposal																		¥ 448